INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 15,307	$ 14,797
Short-term and restricted bank deposits	4,361	7,630
Short-term marketable securities and accrued interest	4,100	543
Trade receivables (net of allowance for doubtful accounts of $ 2,737 (unaudited) and $ 2,437 at June 30, 2015 and December 31, 2014, respectively)	28,059	31,056
Other receivables and prepaid expenses	5,833	6,244
Deferred tax assets, net	2,446	3,320
Inventories	15,132	14,736
Total current assets	75,238	78,326
LONG-TERM ASSETS:
Long-term and restricted bank deposits and accrued interest	2,733	4,066
Long-term marketable securities	52,107	58,684
Deferred tax assets, net	0	872
Severance pay funds	18,579	17,835
Total long-term assets	73,419	81,457
PROPERTY AND EQUIPMENT, NET	4,226	3,856
INTANGIBLE ASSETS, NET	2,331	2,996
GOODWILL	33,749	33,749
Total assets	188,963	200,384
CURRENT LIABILITIES:
Current maturities of long-term bank loans	4,686	4,686
Trade payables	6,442	10,111
Other payables and accrued expenses	16,401	15,758
Deferred revenues	12,166	10,233
Total current liabilities	39,695	40,788
LONG-TERM LIABILITIES:
Accrued severance pay	18,731	17,908
Long-term banks loans	2,763	5,105
Deferred revenues and other liabilities	3,896	2,862
Total long-term liabilities	$ 25,390	$ 25,875
COMMITMENTS AND CONTINGENT LIABILITIES
EQUITY:
Share capital - Ordinary shares of NIS 0.01 par value - Authorized: 100,000,000 (unaudited) shares at June 30, 2015 and 100,000,000 shares at December 31, 2014; Issued: 54,929,810 (unaudited) shares at June 30, 2015 and 54,785,756 shares at December 31, 2014; Outstanding: 40,036,128 (unaudited) shares at June 30, 2015 and 42,380,158 shares at December 31, 2014	$ 118	$ 125
Additional paid-in capital	237,398	235,760
Treasury stock at cost- 14,893,682 (unaudited) shares as of June 30, 2015 and 12,405,598 shares as of December 31, 2014	(52,354)	(41,032)
Accumulated other comprehensive income (loss)	1,887	(261)
Accumulated deficit	(63,171)	(60,871)
Total equity	123,878	133,721
Total liabilities and equity	$ 188,963	$ 200,384